Incorporated herein by reference is a supplement to the prospectus of MFS Global Real Estate Fund, a series of MFS Series Trust XIII (File No. 2-74959), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 27, 2013 (SEC Accession No. 0000912938-13-000202).